CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Class A
ADS ratio	50	50	50
Cost of revenue
Share-based compensation expense	$ 276,085	$ 91,597	$ 53,850
General and administrative expenses
Share-based compensation expense	1,814,335	568,077	389,802
Research and development expenses
Share-based compensation expense	3,034,240	2,806,587	1,788,724
Sales and marketing expenses
Share-based compensation expense	$ 212,381	$ 196,224	$ 127,095